SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of potential dilutive securities outstanding
	Potential Additional Shares of Common Stock:
Potential Dilutive Securities:	2022	2021
Preferred stock	3,780,002	7,813,336
Warrants	-	1,800,000
Convertible debt	-	10,196,124
Total	3,780,002	19,809,460

	Potential Additional Shares of Common Stock:
Potential Dilutive Securities:	2021	2020
Preferred stock	6,480,002	7,333,336
Warrants	1,800,000	1,800,000
Convertible debt	-	10,196,091
Total	8,280,002	19,329,427